Loans receivable net of credit impairment losses (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Impairment Losses As At January 1	¥ 478,792,000	¥ 423,773,000
Charge To Statement Of Profit	119,078,000	55,264,000
Novated To A Related Party	0	(245,000)
Credit Impairment Losses As At December 31	¥ 597,870,000	¥ 478,792,000